SHARE BASED COMPENSATION - Stock Option Activity (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Number of option outstanding
Beginning balance | shares	172,000	347,536	716,748
Exercise | shares	0	(175,536)	(105,200)
Forfeited | shares			(264,012)
Ending balance | shares	172,000	172,000	347,536	716,748
Vested as of December 31, 2023 | shares					172,000
Vested and exercisable as of December 31, 2023 | shares					172,000
Weighted-Average Exercise Price
Beginning balance	$ 3.96	$ 3.65	$ 3.46
Granted		0
Exercise		3.35	3.29
Forfeited			3.29
Ending balance	3.96	$ 3.96	$ 3.65	$ 3.46
Vested as of December 31, 2023	3.96
Vested and exercisable as of December 31, 2023	$ 3.96
Weighted-Average Remaining Contractual Term
Balance	1 year 8 months 4 days	2 years 8 months 8 days	3 years 10 months 2 days	4 years 3 months
Vested as of December 31, 2023	1 year 8 months 4 days
Vested and exercisable as of December 31, 2023	1 year 8 months 4 days
Aggregate Intrinsic value
Balance | ¥		$ 8,305	$ 17,373	$ 58,836	¥ 7,157
Vested as of December 31, 2023 | ¥					7,157
Vested and exercisable as of December 31, 2023 | ¥					¥ 7,157